UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 1,736,317	$ 239,449	¥ 1,863,795
Cost of revenues	(1,669,515)	(230,237)	(1,769,867)
Operating expenses:
General and administrative	(81,611)	(11,255)	(99,525)
Research and development	(6,645)	(916)	(7,161)
Gain on disposal of assets, net	8,916	1,230	4,732
Operating loss	(12,538)	(1,729)	(8,026)
Interest income	742	102	191
Interest expense	(2,323)	(320)	(3,786)
Other (loss)/income, net	6,034	832	(8,282)
Loss before income tax	(8,085)	(1,115)	(19,903)
Income tax (expense)/benefit	2,395	330	(6,683)
Net loss	(5,690)	(785)	(26,586)
Net loss/(income) attributable to non-controlling interests	(3,958)	(546)	1,633
Net loss attributable to ordinary shareholders of Quhuo Limited	¥ (9,648)	$ (1,331)	¥ (24,953)
Loss per share:
Basic | (per share)	¥ (0.17)	$ (0.02)	¥ (0.53)
Diluted | (per share)	¥ (0.17)	$ (0.02)	¥ (0.53)
Shares used in loss per share computation:
Basic	56,441,811	56,441,811	46,841,258
Diluted	56,441,811	56,441,811	46,841,258
Other comprehensive loss:
Foreign currency translation adjustment	¥ 3,555	$ 490	¥ 5,295
Comprehensive loss	(2,135)	(295)	(21,291)
Comprehensive loss/(income) attributable to non-controlling interests	(3,958)	(546)	1,633
Comprehensive loss attributable to ordinary shareholders of Quhuo Limited	¥ (6,093)	$ (841)	¥ (19,658)